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                            JPMORGAN TAX AWARE FUNDS
                    JPMORGAN TAX AWARE ENHANCED INCOME FUND
                                    CLASS A
                      SUPPLEMENT DATED SEPTEMBER 28, 2001
                   TO THE PROSPECTUS DATED SEPTEMBER 7, 2001

    CLASS A SHARES OF THE FUND WILL NOT BE OFFERED UNTIL NOVEMBER 30, 2001.

                                                                   SUP-TAABC-901